Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses [Text Block]

NOTE 9. ACCRUED EXPENSES

Accrued expenses included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Accrued payroll	¥13,414,129	¥11,327,859	$1,799,815
Accrued rental fee	-	1,069,196	169,878
Accrued audit fee	1,016,400	905,175	143,818
Other accruals	1,570,437	1,161,883	184,605
Total accrued expenses	¥16,000,966	¥14,464,113	$2,298,116